Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
Charterer	2017	2018	2019
CMA CGM, Marseille	34%	51%	24%
New Golden Sea Shipping Pte. Ltd., Singapore	31%	33%	21%
Hapag-Lloyd AG, Hamburg	-	-	16%
MSC Geneva	17%	11%	15%
Maersk Line A/S	-	-	11%